Financial instruments	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Financial instruments
19.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2019.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2020			April 30 2020	October 31 2019
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$434,587	$64,093	$498,680	$562,869	$429,655
Undrawn commitments	100,993	3,652	104,645	98,879	100,161
Other exposures (4)	113,144	10,303	123,447	126,724	110,492
Total non-retail	$648,724	$78,048	$726,772	$788,472	$640,308
Retail
Drawn (5)	$213,393	$87,393	$300,786	$299,511	$302,373
Undrawn commitments	52,385	–	52,385	51,950	50,843
Total retail	$265,778	$87,393	$353,171	$351,461	$353,216
Total	$914,502	$165,441	$1,079,943	$1,139,933	$993,524
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2019.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of July 31, 2020, 39% (April 30, 2020 – 38%; October 31, 2019 – 39%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 53% (April 30, 2020 – 53%; October 31, 2019 – 55%).
Retail standardized portfolio
The retail standardized portfolio of $87 billion as at July 31, 2020 (April 30, 2020 – $87 billion; October 31, 2019 – $92 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $47 billion (April 30, 2020 – $45 billion; October 31, 2019 – $47 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).

Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at July 31, 2020, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $68 million (April 30, 2020 – $59 million; July 31, 2019 – $64 million) in the absence of hedging activity, primarily from exposure to U.S. dollars. The Bank hedges a portion of this foreign currency risk.
A similar change in the Canadian dollar as at July 31, 2020, would decrease (increase) the unrealized foreign currency translation gains in the accumulated other comprehensive income section of shareholders’ equity by approximately $360 million (April 30, 2020 – $356 million; July 31, 2019 – $382 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 7.
Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2020			July 31	April 30	July 31
($ millions)	Average	High	Low	2020	2020	2019
Credit spread plus interest rate	$27.8	$40.4	$13.0	$14.8	$32.6	$8.9
Credit spread	23.3	36.0	12.8	15.6	31.5	8.7
Interest rate	13.1	16.4	9.9	15.9	12.1	6.3
Equities	9.0	19.7	4.2	12.8	7.4	2.7
Foreign exchange	2.4	3.3	1.7	3.2	1.8	4.2
Commodities	6.9	8.5	5.0	5.5	6.9	3.3
Debt specific	8.0	10.3	6.0	6.0	9.3	3.3
Diversification effect	(23.6)	–	–	(23.1)	(23.5)	(11.3)
Total VaR	$30.5	$46.6	$15.5	$19.2	$34.5	$11.1
Total Stressed VaR	$36.5	$48.1	$15.5	$16.9	$42.9	$27.3
(iv) Operational risk
Operational risk is the risk of loss, whether direct or indirect, to which the Bank is exposed due to inadequate or failed internal processes or systems, human error, or external events. Operational risk includes legal and regulatory risk, business process and change risk, fiduciary or disclosure breaches, cyber risks, technology failure, financial crime and environmental risk. It exists in some form in every Bank business and function.
Operational risk can not only result in financial loss, but also regulatory sanctions and damage to the Bank’s reputation. The Bank has developed policies, processes and assessment methodologies to ensure that operational risk is appropriately identified and managed with effective controls.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.
The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2020	April 30 2020	July 31 2019	July 31 2020	April 30 2020	July 31 2019	July 31 2020	April 30 2020	July 31 2019
Assets
Investment securities (2)	$–	$–	$13	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities (3)	$17,522	$16,111	$11,536	$(1,296)	$1,834	$(18)	$(36)	$1,260	$(190)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at July 31, 2020	$17,486	$17,522	$(36)	$(585)	$(248)
As at April 30, 2020	$17,371	$16,111	$1,260	$404	$337
As at July 31, 2019	$11,346	$11,536	$(190)	$6	$(73)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s consolidated financial statements in the 2019 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2020		April 30, 2020		October 31, 2019
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$59,041	$59,041	$103,904	$103,904	$46,720	$46,720
Trading assets	123,754	123,754	121,485	121,485	127,488	127,488
Securities purchased under resale agreements and securities borrowed	126,460	126,460	131,166	131,166	131,178	131,178
Derivative financial instruments	55,632	55,632	64,617	64,617	38,119	38,119
Investment securities – fair value	86,449	86,449	86,120	86,120	60,514	60,514
Investment securities – amortized cost	36,669	36,116	34,057	33,482	22,000	21,845
Loans	621,803	613,351	631,453	625,186	600,155	592,483
Customers’ liability under acceptances	15,963	15,963	22,668	22,668	13,896	13,896
Other financial assets	15,677	15,677	18,200	18,200	15,142	15,142
Liabilities:
Deposits	772,815	767,993	800,282	797,690	735,270	733,390
Financial instruments designated at fair value through profit or loss	17,522	17,522	16,111	16,111	12,235	12,235
Acceptances	16,071	16,071	22,712	22,712	13,901	13,901
Obligations related to securities sold short	33,913	33,913	32,165	32,165	30,404	30,404
Derivative financial instruments	54,698	54,698	65,002	65,002	40,222	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,351	137,351	166,118	166,118	124,083	124,083
Subordinated debentures	7,831	7,336	7,701	7,484	7,553	7,252
Other financial liabilities	44,818	43,866	42,092	41,913	38,338	37,713
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, present value of cash flows or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.

Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered as Level 3.
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2020				April 30, 2020
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,743	$–	$2,743	$–	$4,936	$3	$4,939
Trading assets
Loans	–	10,864	–	10,864	–	15,339	20	15,359
Canadian federal government and government guaranteed debt	14,106	1,999	–	16,105	10,141	2,150	–	12,291
Canadian provincial and municipal debt	–	10,442	–	10,442	–	9,000	–	9,000
US treasury and other US agencies’ debt	5,157	–	–	5,157	10,445	–	–	10,445
Other foreign governments’ debt	10,039	2,740	–	12,779	5,237	4,719	–	9,956
Corporate and other debt	–	11,064	15	11,079	–	11,636	19	11,655
Income funds	131	–	–	131	89	–	–	89
Equity securities	56,018	144	–	56,162	51,688	126	–	51,814
Other (2)	1,035	–	–	1,035	876	–	–	876
	$86,486	$39,996	$15	$126,497	$78,476	$47,906	$42	$126,424
Investment securities (3)
Canadian federal government and government guaranteed debt	$3,263	$18,525	$–	$21,788	$11,811	$17,421	$–	$29,232
Canadian provincial and municipal debt	78	19,437	–	19,515	82	12,468	–	12,550
US treasury and other US agencies’ debt	12,809	592	–	13,401	15,607	578	–	16,185
Other foreign governments’ debt	12,401	15,267	25	27,693	10,984	12,628	23	23,635
Corporate and other debt	305	929	32	1,266	356	1,493	15	1,864
Equity securities	1,480	465	841	2,786	1,380	489	785	2,654
	$30,336	$55,215	$898	$86,449	$40,220	$45,077	$823	$86,120
Derivative financial instruments
Interest rate contracts	$–	$23,867	$8	$23,875	$–	$22,903	$21	$22,924
Foreign exchange and gold contracts	–	25,330	–	25,330	–	29,972	–	29,972
Equity contracts	635	1,505	1	2,141	1,033	2,271	1	3,305
Credit contracts	–	493	–	493	–	1,241	–	1,241
Commodity contracts	–	3,793	–	3,793	–	7,170	5	7,175
	$635	$54,988	$9	$55,632	$1,033	$63,557	$27	$64,617
Liabilities:
Deposits (4)	$–	$98	$–	$98	$–	$79	$–	$79
Financial liabilities designated at fair value through profit or loss	–	17,522	–	17,522	–	16,111	–	16,111
Obligations related to securities sold short	27,780	6,133	–	33,913	27,385	4,780	–	32,165
Derivative financial instruments
Interest rate contracts	–	18,801	42	18,843	–	18,322	46	18,368
Foreign exchange and gold contracts	–	27,542	–	27,542	–	32,713	–	32,713
Equity contracts	713	2,707	3	3,423	931	3,312	10	4,253
Credit contracts	–	38	–	38	–	26	–	26
Commodity contracts	–	4,852	–	4,852	–	9,629	13	9,642
	$713	$53,940	$45	$54,698	$931	$64,002	$69	$65,002
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents e nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $36,116 (April 30, 2020 – $33,482).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2019
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,709	$–	$3,709
Trading assets
Loans	–	13,829	–	13,829
Canadian federal government and government guaranteed debt	9,345	1,828	–	11,173
Canadian provincial and municipal debt	–	7,615	–	7,615
US treasury and other US agencies’ debt	8,604	–	–	8,604
Other foreign governments’ debt	6,058	3,224	–	9,282
Corporate and other debt	–	10,523	17	10,540
Income funds	73	–	–	73
Equity securities	65,215	161	1	65,377
Other (2)	995	–	–	995
	$90,290	$40,889	$18	$131,197
Investment securities (3)
Canadian federal government and government guaranteed debt	$8,464	$3,917	$–	$12,381
Canadian provincial and municipal debt	197	3,044	–	3,241
US treasury and other US agencies’ debt	16,117	3,772	–	19,889
Other foreign governments’ debt	10,973	9,608	30	20,611
Corporate and other debt	230	1,784	21	2,035
Equity securities	1,204	284	869	2,357
	$37,185	$22,409	$920	$60,514
Derivative financial instruments
Interest rate contracts	$–	$16,621	$15	$16,636
Foreign exchange and gold contracts	8	17,309	–	17,317
Equity contracts	599	1,394	2	1,995
Credit contracts	–	406	–	406
Commodity contracts	6	1,759	–	1,765
	$613	$37,489	$17	$38,119
Liabilities:
Deposits (4)	$–	$144	$–	$144
Financial liabilities designated at fair value through profit or loss	–	12,235	–	12,235
Obligations related to securities sold short	26,669	3,735	–	30,404
Derivative financial instruments
Interest rate contracts	–	13,867	71	13,938
Foreign exchange and gold contracts	–	20,350	–	20,350
Equity contracts	530	2,557	6	3,093
Credit contracts	–	38	–	38
Commodity contracts	–	2,803	–	2,803
	$530	$39,615	$77	$40,222
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents e nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,845.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at July 31, 2020, in the fair value hierarchy comprise certain precious metals, certain foreign government bonds, structured corporate bonds, investments in private equity securities and complex derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2020.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$3	$–	$–	$–	$(3)	$–	$–	$–
	3	–	–	–	(3)	–	–	–
Trading assets
Loans	20	–	–	–	(20)	–	–	–
Corporate and other debt	19	–	–	–	(4)	–	15	–
	39	–	–	–	(24)	–	15	–
Investment securities
Other foreign governments’ debt	23	–	2	–	–	–	25	n / a
Corporate and other debt	15	–	13	4	–	–	32	–
Equity securities	785	11	(5)	58	(8)	–	841	11
	823	11	10	62	(8)	–	898	11
Derivative financial instruments – assets
Interest rate contracts	21	1	–	–	–	(14)	8	1
Equity contracts	1	1	–	–	–	(1)	1	1	(2)
Commodity contracts	5	(5)	–	–	–	–	–	–

Derivative financial instruments – liabilities
Interest rate contracts	(46)	–	–	(14)	6	12	(42)	–	(3)
Equity contracts	(10)	4	–	–	1	2	(3)	4	(2)
Commodity contracts	(13)	13	–	–	–	–	–	–
	(42)	14	–	(14)	7	(1)	(36)	6
Total	$823	$25	$10	$48	$(28)	$(1)	$877	$17
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2020 and October 31, 2019:

	As at April 30, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$23	$1	$–	$–	$(21)	$–	$3
Trading assets	41	1	–	–	(3)	–	39
Investment securities	820	(21)	(10)	58	(24)	–	823
Derivative financial instruments	(45)	2	–	1	–	–	(42)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$1	$–	$–	$–	$(1)	$–	$–
Trading assets	14	2	–	2	–	–	18
Investment securities	861	19	(1)	54	(13)	–	920
Derivative financial instruments	(9)	(13)	–	(35)	–	(3)	(60)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
There were no significant transfers into and out of Level 3 during the three months ended July 31, 2020, April 30, 2020 and October 31, 2019.
Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2019 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.